Stock-Based Compensation, TDS Consolidated (Details) (USD $)	12 Months Ended																								0 Months Ended			6 Months Ended									12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Cost of services and products	Dec. 31, 2010 Cost of services and products	Dec. 31, 2009 Cost of services and products	Dec. 31, 2011 Selling, general and administrative expense	Dec. 31, 2010 Selling, general and administrative expense	Dec. 31, 2009 Selling, general and administrative expense	Dec. 31, 2011 Long-Term Incentive Plans Stock Options	Dec. 31, 2010 Long-Term Incentive Plans Stock Options	Dec. 31, 2009 Long-Term Incentive Plans Stock Options	Dec. 31, 2011 Long-Term Incentive Plans Restricted Stock Units	Dec. 31, 2010 Long-Term Incentive Plans Restricted Stock Units	Dec. 31, 2009 Long-Term Incentive Plans Restricted Stock Units	Dec. 31, 2011 Long-Term Incentive Plans Deferred Compensation Stock Units	Dec. 31, 2010 Long-Term Incentive Plans Deferred Compensation Stock Units	Dec. 31, 2009 Long-Term Incentive Plans Deferred Compensation Stock Units	Dec. 31, 2011 Employee Stock Purchase Plan	Dec. 31, 2010 Employee Stock Purchase Plan	Dec. 31, 2009 Employee Stock Purchase Plan	Dec. 31, 2011 Non-Employee Directors' Plan	Dec. 31, 2010 Non-Employee Directors' Plan	Dec. 31, 2009 Non-Employee Directors' Plan	Jan. 13, 2012 TDS Parent Company Share Consolidation Before Share Consolidation	Jan. 24, 2012 TDS Parent Company Share Consolidation After Share Consolidation	Jan. 24, 2012 TDS Parent Company Tandem Options	Jun. 30, 2011 TDS Parent Company Long-Term Incentive Plans	Jun. 30, 2011 TDS Parent Company Long-Term Incentive Plans Stock Options	Jun. 30, 2011 TDS Parent Company Long-Term Incentive Plans Restricted Stock Units	Jun. 30, 2011 TDS Parent Company Long-Term Incentive Plans Deferred Compensation Stock Units	Jun. 30, 2011 TDS Parent Company Employee Stock Purchase Plan	Jan. 24, 2012 TDS Parent Company Common Shares Share Consolidation	Dec. 31, 2011 TDS Parent Company Common Shares 2011 Long-Term Incentive Plan After Share Consolidation	Dec. 31, 2011 TDS Parent Company Common Shares 2004 Long-Term Incentive Plan	Dec. 31, 2011 TDS Parent Company Common Shares 2004 Long-Term Incentive Plan Before Share Consolidation	Dec. 31, 2011 TDS Parent Company Common Shares 2004 Long-Term Incentive Plan After Share Consolidation	Dec. 31, 2011 TDS Parent Company Common Shares Non-Employee Directors' Plan After Share Consolidation	Dec. 31, 2011 TDS Parent Company Common Shares Automatic Dividend Reinvestment and Stock Purchase Plans Before Share Consolidation	Jan. 24, 2012 TDS Parent Company Special Common Shares Share Consolidation	Dec. 31, 2011 TDS Parent Company Special Common Shares 2004 Long-Term Incentive Plan Before Share Consolidation	Dec. 31, 2011 TDS Parent Company Special Common Shares Non-Employee Directors' Plan Before Share Consolidation	Dec. 31, 2011 TDS Parent Company Special Common Shares Automatic Dividend Reinvestment and Stock Purchase Plans Before Share Consolidation	Jan. 24, 2012 TDS Parent Company Series A Common Shares Share Consolidation	Dec. 31, 2011 TDS Parent Company Series A Common Shares Series A Common Share Automatic Dividend Reinvestment Plan Before Share Consolidation
Stock-based compensation, overview
Terms of award																												Under the TDS 2004 Long-Term Incentive Plan, TDS granted fixed and performance based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees. On January 13, 2012, TDS shareholders approved Amendments to the Restated Certificate of Incorporation of TDS which included both; a Share Consolidation Amendment, and adoption of the TDS 2011 Long-Term Incentive Plan, which replaced the TDS 2004 Long-Term Incentive Plan for grants going forward. Under the TDS 2011 Long-Term Incentive Plan, TDS may grant fixed and performance based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees.	Stock options granted to key employees are exercisable over a specified period not in excess of ten years. Stock options generally vest over periods up to three years from the date of grant. Stock options outstanding at December 31, 2011 expire between 2012 and 2021. However, vested stock options typically expire 30 days after the effective date of an employee’s termination of employment for reasons other than retirement. Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options. The exercise price of options equals the market value of TDS common stock on the date of grant.	TDS also grants restricted stock unit awards to key employees. As of December 31, 2011, each restricted stock unit outstanding was convertible into one Special Common Share upon the vesting of such restricted stock units. As a result of the Share Consolidation Amendment each outstanding restricted stock unit was reclassified and became convertible into one Common Share Award. The restricted stock unit awards currently outstanding were granted in 2010 and 2011 and will vest in December 2012 and 2013, respectively.	Certain TDS employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred. All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in TDS Common Share units or TDS Special Common Share units. The amount of TDS’ matching contribution depends on the portion of the annual bonus that is deferred. Participants receive a 25% stock unit match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in TDS Common Share units or TDS Special Common Share units.	The TDS 2009 Employee Stock Purchase Plan became effective January 1, 2009. All remaining shares reserved under this plan were issued and the plan was terminated in the fourth quarter of 2011, in advance of its original termination date of December 31, 2013. Under this plan, eligible employees of TDS and its subsidiaries could purchase a limited number of TDS Special Common Shares on a quarterly basis.
Shares reserved for equity awards granted and to be granted																																		6,000,000		1,955,000	8,055,000	55,000	282,000		8,999,000	55,000	242,000		70,000
Shares reserved, impact of share consolidation																																					100,000
Shares reserved for expected equity awards granted and expected to be granted																																			7,895,000
Stock based compensation
Stock-based compensation expense	$ 36,837,000	$ 35,128,000	$ 32,486,000	$ 2,888,000	$ 2,290,000	$ 2,450,000	$ 33,949,000	$ 32,838,000	$ 30,036,000	$ 20,443,000	$ 18,623,000	$ 17,075,000	$ 14,905,000	$ 14,781,000	$ 13,823,000	$ 124,000	$ 269,000	$ 281,000	$ 485,000	$ 566,000	$ 471,000	$ 880,000	$ 889,000	$ 836,000
Income tax benefit	(13,862,000)	(13,288,000)	(12,228,000)
Total stock-based compensation expense, net of income taxes	22,975,000	21,840,000	20,258,000
Unrecognized compensation cost for all stock-based compensation awards	$ 37,800,000
Weighted average period for recognition of unrecognized compensation cost for all stock-based compensation awards	1.8
Subsequent events
Subsequent event, date																									Jan. 13, 2012	Jan. 24, 2012
Share conversion ratio, Common shares																																	1.087							1
Share conversion ratio, Series A Common shares																																												1.087
Share conversion ratio, Tandem Options																											2.087